Investments	12 Months Ended
Dec. 31, 2025
Investment [Abstract]
Investments
11.
Investments

	As at	As at
	December 31, 2025	December 31, 2024
Level 1 investments	7,350	4,669
Level 2 investments	3,740	4,276
Level 3 investments	13,864	13,152
	24,954	22,097

The Group elected to designate all of its investments at fair value through OCI.

During the year ended December 31, 2024, the Group sold Level 1 investments for proceeds of $19.1 million resulting in a realized loss, net of tax, of $7.2 million on equity securities transferred from OCI to retained earnings.